                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: ___________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highland Capital Management, L.P.
Address: 13455 Noel Rd. Suite 800
         Dallas, TX 75240

Form 13F File Number: 28-10659

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James D. Dondero
Title: President
Phone: 972-628-4100

Signature, Place, and Date of Signing:


/s/ James D. Dondero                  Dallas, TX             November 14, 2008
----------------------------   ------------------------   ----------------------
         [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----
28-
   _________________     ___________________________

[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         77

Form 13F Information Table Value Total:   $496,604
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----
      28-
___      _________________   _________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                                                                       VOTING AUTHORITY
                                                        VALUE   SHRS OR SH/ PUT/ INVESTMENT   OTHER  --------------------
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
ADELPHIA RECOVERY TR         COM            00685R409      311 15559100 SH       SOLE                15559100    0     0
AFFILIATED COMPUTER SERVICES CL A           008190100     6966   137590 SH       SOLE                  137590    0     0
ALLIANCEBERNSTEIN HOLDING LP UNIT LTD PARTN 01881G106     4404   119000 SH       SOLE                  119000    0     0
ALTIVA FINCL CORP            COM            021497300        3   555258 SH       SOLE                  555258    0     0
ANGIOTECH PHARMACEUTICALS IN COM            034918102     2275  2880064 SH       SOLE                 2880064    0     0
ANNALY CAP MGMT INC          COM            035710409     4304   320000 SH       SOLE                  320000    0     0
APACHE CORP                  COM            037411105     1057    10134 SH       SOLE                   10134    0     0
AVNET INC                    COM            053807103     5714   232000 SH       SOLE                  232000    0     0
BARR PHARMACEUTICALS INC     COM            068306109     5342    81800 SH       SOLE                   81800    0     0
BRINKS CO                    COM            109696104     2768    45361 SH       SOLE                   45361    0     0
CABLEVISION SYS CORP         CL A NY CABLVS 12686C109     1604    63757 SH       SOLE                   63757    0     0
CALPINE CORP                 COM NEW        131347304    35354  2719566 SH       SOLE                 2719566    0     0
CAPSTEAD MTG CORP            COM NO PAR     14067E506    15612  1425729 SH       SOLE                 1425729    0     0
CLEARWIRE CORP               CL A           185385309    10828   911418 SH       SOLE                  911418    0     0
CON-WAY INC                  COM            205944101     5077   115100 SH       SOLE                  115100    0     0
CVR ENERGY INC               COM            12662P108      985   115600 SH       SOLE                  115600    0     0
CVS CAREMARK CORPORATION     COM            126650100     6881   204424 SH       SOLE                  204424    0     0
DAVITA INC                   COM            23918K108    10273   180198 SH       SOLE                  180198    0     0
ECHOSTAR CORP                CL A           278768106     6326   262482 SH       SOLE                  262482    0     0
ENTRAVISION COMMUNICATIONS C CL A           29382R107     5790  2152486 SH       SOLE                 2152486    0     0
FEDERATED INVS INC PA        CL B           314211103     8114   281259 SH       SOLE                  281259    0     0
FORMFACTOR INC               COM            346375108     6794   390000 SH       SOLE                  390000    0     0
GRAY TELEVISION INC          COM            389375106    11016  6404864 SH       SOLE                 6404864    0     0
GRAY TELEVISION INC          CL A           389375205      416   119172 SH       SOLE                  119172    0     0
HALLIBURTON CO               COM            406216101     6668   205857 SH       SOLE                  205857    0     0
HATTERAS FINL CORP           COM            41902R103     1952    84158 SH       SOLE                   84158    0     0
HEALTHSOUTH CORP             COM NEW        421924309       42    84507 SH       SOLE                   84507    0     0
HELIX ENERGY SOLUTIONS GRP I COM            42330P107     1316    54200 SH       SOLE                   54200    0     0
HERCULES INC                 COM            427056106     5245   265045 SH       SOLE                  265045    0     0
HIGHLAND CR STRATEGIES FD    COM            43005Q107     2676   279880 SH       SOLE                  279880    0     0
HIGHLAND DISTRESSED OPPORT I COM            430067108      484   162814 SH       SOLE                  162814    0     0
ICO GLOBAL COMM HLDGS LTD DE CL A           44930K108    41417 37996844 SH       SOLE                37996844    0     0
INTUIT                       COM            461202103      506    16000 SH       SOLE                   16000    0     0
IPCS INC                     COM NEW        44980Y305     2404   107953 SH       SOLE                  107953    0     0

KBR INC                      COM            48242W106     7726   505966 SH       SOLE                  505966    0     0
KOHLS CORP                   COM            500255104     2350    50993 SH       SOLE                   50993    0     0
LAZARD LTD                   SHS A          G54050102     6581   153900 SH       SOLE                  153900    0     0
LORAL SPACE & COMMUNICATNS L COM            543881106    26847  1817674 SH       SOLE                 1817674    0     0
MACROVISION SOLUTIONS CORP   COM            55611C108     1154    75000 SH       SOLE                   75000    0     0
MARATHON OIL CORP            COM            565849106     2249    56400 SH       SOLE                   56400    0     0
MICROVISION INC DEL          COM            594960106    10408  5364807 SH       SOLE                 5364807    0     0
MIRANT CORP NEW              COM            60467R100     7536   412006 SH       SOLE                  412006    0     0
MOLSON COORS BREWING CO      CL B           60871R209     2057    44000 SH       SOLE                   44000    0     0
MYLAN INC                    COM            628530107    27764  2431183 SH       SOLE                 2431183    0     0
NCR CORP NEW                 COM            62886E108     6902   313000 SH       SOLE                  313000    0     0
NEUROBIOLOGICAL TECH INC     COM NEW        64124W304     3020  4951154 SH       SOLE                 4951154    0     0
NORTHWEST AIRLS CORP         COM            667280408      615    68099 SH       SOLE                   68099    0     0
NRG ENERGY INC               COM NEW        629377508     3485   140815 SH       SOLE                  140815    0     0
OCCIDENTAL PETE CORP DEL     COM            674599105     6506    92347 SH       SOLE                   92347    0     0
OMNIVISION TECHNOLOGIES INC  COM            682128103     6059   531000 SH       SOLE                  531000    0     0
PDL BIOPHARMA INC            COM            69329Y104     8904   956434 SH       SOLE                  956434    0     0
PENN NATL GAMING INC         COM            707569109     2976   111988 SH       SOLE                  111988    0     0
PROSHARES TR                 ULTRA S&P 500  74347R628    29723   294319 SH       SOLE                  294319    0     0
PSS WORLD MED INC            COM            69366A100     1842    94465 SH       SOLE                   94465    0     0
RELIANT ENERGY INC           COM            75952B105      121    16511 SH       SOLE                   16511    0     0
RELIANT ENERGY INC           RESTRICTED     75952B907      181    24843 SH       SOLE                   24843    0     0
RENT A CTR INC NEW           COM            76009N100     4170   187171 SH       SOLE                  187171    0     0
ROMA FINANCIAL CORP          COM            77581P109     7896   224388 SH       SOLE                  224388    0     0
RTI INTL METALS INC          COM            74973W107     3998   204398 SH       SOLE                  204398    0     0
SALIX PHARMACEUTICALS INC    COM            795435106     5513   860100 SH       SOLE                  860100    0     0
SALLY BEAUTY HLDGS INC       COM            79546E104      129    15000 SH       SOLE                   15000    0     0
SCHERING PLOUGH CORP         COM            806605101    10253   555105 SH       SOLE                  555105    0     0
SCHLUMBERGER LTD             COM            806857108     7759    99362 SH       SOLE                   99362    0     0
SCHOOL SPECIALTY INC         COM            807863105     4903   157200 SH       SOLE                  157200    0     0
SOLUTIA INC                  COM NEW        834376501    17532  1252283 SH       SOLE                 1252283    0     0
TELEPHONE & DATA SYS INC     COM            879433100     3110    87005 SH       SOLE                   87005    0     0
TENET HEALTHCARE CORP        COM            88033G100       91    16456 SH       SOLE                   16456    0     0
TEVA PHARMACEUTICAL INDS LTD ADR            881624209     4490    98053 SH       SOLE                   98053    0     0
TFS FINL CORP                COM            87240R107     4778   381600 SH       SOLE                  381600    0     0

TIME WARNER CABLE INC        CL A           88732J108      484    19983 SH       SOLE                   19983    0     0
TLC VISION CORP              COM            872549100     6814  9208336 SH       SOLE                 9208336    0     0
TYCO ELECTRONICS LTD         COM NEW        G9144P105     6777   245000 SH       SOLE                  245000    0     0
UNITEDHEALTH GROUP INC       COM            91324P102      934    36795 SH       SOLE                   36795    0     0
VERIFONE HLDGS INC           COM            92342Y109     6269   379000 SH       SOLE                  379000    0     0
WELLCARE HEALTH PLANS INC    COM            94946T106    11214   311500 SH       SOLE                  311500    0     0
WELLPOINT INC                COM            94973V107     1486    31772 SH       SOLE                   31772    0     0
WILLIAMS COS INC DEL         COM            969457100     2074    87712 SH       SOLE                   87712    0     0